Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Profit (loss) for the year	$ (16,184)	$ 6,026	$ 25,538
Other comprehensive income:
Items that will not be reclassified to profit or loss:	154	431	(81)
Remeasurements of defined benefit pension plans	214	1,302	(96)
Unrealized loss on financial assets at fair value through other comprehensive income	(35)	(702)	0
Income tax related to items that will not be reclassified subsequently	(25)	(169)	15
Items that may be reclassified subsequently to profit or loss:	(545)	(336)	1,184
Unrealized gains on financial assets at fair value through profit or loss	0	0	322
Foreign operations - foreign currency translation differences	(545)	(336)	862
Other comprehensive income for the year, net of tax	(391)	95	1,103
Total comprehensive income for the year	(16,575)	6,121	26,641
Equity attributable to owners of parent [member]
IFRS Statement [Line Items]
Profit (loss) for the year	(13,614)	8,569	27,680
Other comprehensive income:
Items that will not be reclassified to profit or loss:	142	424	(67)
Remeasurements of defined benefit pension plans	197	1,269	(82)
Unrealized loss on financial assets at fair value through other comprehensive income	(30)	(676)	0
Income tax related to items that will not be reclassified subsequently	(25)	(169)	15
Items that may be reclassified subsequently to profit or loss:	(545)	(334)	1,175
Unrealized gains on financial assets at fair value through profit or loss	0	0	313
Foreign operations - foreign currency translation differences	(545)	(334)	862
Other comprehensive income for the year, net of tax	(403)	90	1,108
Total comprehensive income for the year	$ (14,017)	$ 8,659	$ 28,788